Statement of compliance (Details)	Jun. 30, 2026
Southern Africa Energy and Chemicals
Disclosure of financial instruments
Targeted reduction of scope 1 and 2 emissions by 2030	30.00%
Targeted reduction of scope 3, Category 11 emissions by 2030	20.00%
International Chemicals
Disclosure of financial instruments
Targeted reduction of scope 1 and 2 emissions by 2030	30.00%